Supplement to the currently effective Statements of Additional Information of each of the listed funds/portfolios:


 Cash Account Trust                         DWS Equity Income Fund                    DWS RREEF Global Real Estate
     Government & Agency Securities         DWS Equity Partners Fund                    Securities Fund
     Portfolio                              DWS Europe Equity Fund                    DWS RREEF Real Estate Securities Fund
     Money Market Portfolio                 DWS Global Bond Fund                      DWS S&P 500 Index Fund
     Tax-Exempt Portfolio                   DWS Global Opportunities Fund             DWS Short Duration Fund
 Cash Management Fund Institutional         DWS Global Thematic Fund                  DWS Short Duration Plus Fund
 Cash Management Fund Investment            DWS GNMA Fund                             DWS Short Term Bond Fund
 Cash Reserve Fund, Inc.                    DWS Gold & Precious Metals Fund           DWS Short-Term Municipal Bond Fund
     Prime Series                           DWS Growth & Income Fund                  DWS Small Cap Core Fund
     Treasury Series                        DWS Growth Allocation Fund                DWS Small Cap Growth Fund
 Cash Reserves Fund Institutional           DWS Growth Plus Allocation Fund           DWS Small Cap Value Fund
 Daily Assets Fund Institutional            DWS Health Care Fund                      DWS Strategic Income Fund
 DWS Balanced Fund                          DWS High Income Fund                      DWS Target 2008 Fund
 DWS Blue Chip Fund                         DWS High Income Plus Fund                 DWS Target 2010 Fund
 DWS California Tax-Free Income Fund        DWS High Yield Tax Free Fund              DWS Target 2011 Fund
 DWS Capital Growth Fund                    DWS Inflation Protected Plus Fund         DWS Target 2012 Fund
 DWS Commodity Securities Fund              DWS Intermediate Tax/AMT Free Fund        DWS Target 2013 Fund
 DWS Communications Fund                    DWS International Equity Fund             DWS Target 2014 Fund
 DWS Conservative Allocation Fund           DWS International Fund                    DWS Technology Fund
 DWS Core Fixed Income Fund                 DWS International Select Equity Fund      DWS U.S. Bond Index Fund
 DWS Core Plus Allocation Fund              DWS International Value Opportunities     DWS U.S. Government Securities Fund
 DWS Core Plus Income Fund                      Fund                                  DWS U.S. Treasury Money Fund
 DWS Disciplined Long/Short Growth Fund     DWS Japan Equity Fund                     DWS Value Builder Fund
 DWS Disciplined Long/Short Value Fund      DWS Large Cap Value Fund                  Investors Cash Trust
 DWS Disciplined Market Neutral Fund        DWS Large Company Growth Fund                 Treasury Portfolio
 DWS Dreman Concentrated Value Fund         DWS Latin America Equity Fund             Money Market Fund Investment
 DWS Dreman High Return Equity Fund         DWS Lifecycle Long Range Fund             NY Tax Free Money Fund
 DWS Dreman Mid Cap Value Fund              DWS Managed Municipal Bond Fund           Tax Free Money Fund Investment
 DWS Dreman Small Cap Value Fund            DWS Massachusetts Tax-Free Fund           Tax-Exempt California Money Market Fund
 DWS EAFE(R) Equity Index Fund                DWS Micro Cap Fund                        Treasury Money Fund
 DWS Emerging Markets Equity Fund           DWS Mid Cap Growth Fund                   Treasury Money Fund Investment
 DWS Emerging Markets Fixed Income Fund     DWS Moderate Allocation Fund
 DWS Enhanced S&P 500 Index Fund            DWS Money Market Prime Series
 DWS Equity 500 Index Fund                  DWS Money Market Series
                                            DWS New York Tax-Free Income Fund
                                            DWS Pacific Opportunities Equity Fund

The following information supplements disclosure under "Custodian, Transfer Agent and Shareholder Service Agent" or "Transfer Agent and Shareholder Service Agent" in the "Fund Service Providers" section of each Fund's/Portfolio's Statements of Additional Information:

The Transfer Agent receives an annual service fee for each account of the Fund, based on the type of account. For open retail accounts, the fee is a flat fee ranging from $20.00 to $27.50 per account, for open wholesale money funds the fee is $32.50 per account, while for certain retirement accounts serviced on the recordkeeping system of ADP, Inc., the fee is a flat fee up to $3.46 per account (as of October 2006, indexed to inflation) plus an asset based fee of up to 0.25% of average net assets. 1/12th of the annual service charge for each account is charged and payable to the Transfer Agent each month. A fee is charged for any account which at any time during the month had a share balance in the Fund. Smaller fees are also charged for closed accounts for which information must be retained on the Transfer Agent's system for up to 18 months after closing for tax reporting purposes.

Certain out-of-pocket expenses incurred by the Transfer Agent, including expenses of printing and mailing routine fund disclosure documents, costs of record retention and transaction processing costs are reimbursed by the Fund or are paid directly




                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group
by the Fund. Certain additional out-of-pocket expenses, including costs of computer hardware and software, third party record-keeping and processing of proxy statements, may only be reimbursed by the Fund with the prior approval of the Fund's Board.

Effective April 1, 2007, DWS Scudder Investments Service Company is the Transfer Agent for all classes of all DWS funds.




               Please Retain This Supplement for Future Reference




March 22, 2007



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